AMOUNT DUE TO DIRECTOR (Details Narrative) - USD ($)		1 Months Ended
	Mar. 02, 2020	Jan. 21, 2020	Sep. 30, 2020	Dec. 31, 2019
Amount due to related parties			$ 416,500	$ 1,754,515
Repayment of related party loan	$ 710,000	$ 650,000
Related party loan			140,000	1,500,000
Related party payable			276,500	254,515
Hong Kong [Member]
Related party payable			276,500	254,515
Dai Zheng [Member]
Related party loan			224,500	224,515
Related party payable			42,000	20,000
Che Kean Tat [Member]
Related party payable			10,000	10,000
Mr Dai [Member]
Related party loan			$ 140,000
Shares to be issued [Member]
Related party loan				$ 1,500,000